Other equity reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	£ (5,094)	£ (3,895)	£ (4,223)
Exchange adjustments	629	(1,345)	560
Net gains/(losses) taken to equity	(180)	130	(206)
Share of net (losses)/gains of associates taken to equity	1	1	(5)
Transferred to profit or loss	39	59	(31)
Net losses in respect of cash flow hedging of capital expenditure	(1)	(14)	(17)
Tax	35	(13)	42
Cash flow hedges transferred to the statement of financial position, net of tax	8	(17)	(15)
Other equity reserves, ending balance	(4,563)	(5,094)	(3,895)
Gains / (losses) on exchange adjustments related to the translation of foreign operations	754	(1,507)	545
(Losses) / gains on hedges of net investments in foreign subsidiaries	(125)	183	5
Gain on disposal of equity instruments measured at FVOCI	12
Retained earnings
Disclosure of reserves within equity [line items]
Gain on disposal of equity instruments measured at FVOCI	82
Translation
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(35)	1,310	750
Exchange adjustments	629	(1,345)	560
Other equity reserves, ending balance	594	(35)	1,310
Cash flow hedge
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(48)	(75)	61
Net gains/(losses) taken to equity	(96)	14	(142)
Share of net (losses)/gains of associates taken to equity	1	1	(5)
Transferred to profit or loss	40	56	14
Net losses in respect of cash flow hedging of capital expenditure	(1)	(14)	(17)
Tax	11	(13)	29
Cash flow hedges transferred to the statement of financial position, net of tax	8	(17)	(15)
Other equity reserves, ending balance	(85)	(48)	(75)
Cost of hedging
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(28)	(50)	17
Net gains/(losses) taken to equity	(2)	11	(33)
Transferred to profit or loss	(1)	3	(45)
Tax	2	8	11
Other equity reserves, ending balance	(29)	(28)	(50)
FVOCI equity
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	51	25	34
Net gains/(losses) taken to equity	(70)	36	(13)
Tax	19	(10)	4
Other equity reserves, ending balance	0	51	25
FVOCI debt
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	111	31	48
Net gains/(losses) taken to equity	(11)	80	(15)
Tax	3		(2)
Other equity reserves, ending balance	103	111	31
Own credit
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	1	10	13
Net gains/(losses) taken to equity	(1)	(11)	(3)
Tax	0	2	0
Other equity reserves, ending balance	0	1	10
Capital redemption
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	19	19	19
Other equity reserves, ending balance	19	19	19
Merger
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(5,165)	(5,165)	(5,165)
Other equity reserves, ending balance	£ (5,165)	£ (5,165)	£ (5,165)